Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment comprise:

	As of March 31,
	2012	2013
	US$	US$
Furniture and fixtures	497,334	473,115
Computer equipment and software	29,744,643	25,966,628
Office equipment	413,084	405,394
Vehicles	256,262	281,016
Leasehold improvements	677,932	646,925
Website development costs	2,553,410	3,452,526

Property, plant and equipment – at cost	34,142,665	31,225,604
Less: Accumulated depreciation and amortization	(27,875,525)	(26,344,562)

	6,267,140	4,881,042
Capital work-in-progress	1,131,941	899,130

Property, plant and equipment – net	7,399,081	5,780,172

In fiscal 2011, Company discontinued the use of certain software included in Website development costs and recorded an impairment charge of US$109,658 representing carrying amount.

In fiscals 2011, 2012 and 2013, the Company incurred depreciation and amortization expense of US$3,617,535, US$3,028,924 and US$3,249,417, respectively.